GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of goodwill

	As of December 31,
	2011	2012
Gross amount:
Beginning balance	4,038	9,582
Goodwill arising from acquisitions	5,140	—
Exchange differences	404	98
Ending balance	9,582	9,680
Accumulated goodwill impairment loss:
Beginning balance	(796)	(835)
Exchange differences	(39)	(8)
Ending balance	(835)	(843)
Goodwill, net	8,747	8,837